UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	General Partner [Member]	Limited Partner [Member]
Beginning balance, value at Dec. 31, 2022	$ 2,342,963	$ 37,469	$ 2,305,494
Beginning balance, units at Dec. 31, 2022		622,296	30,184,388
Cash distribution paid ($0.05 per unit-see Note 12)	(1,540)	$ (31)	$ (1,509)
Stock based compensation	1	0	1
Net income	99,165	1,982	97,183
Ending balance, value at Mar. 31, 2023	2,440,589	$ 39,420	$ 2,401,169
Ending balance, units at Mar. 31, 2023		622,296	30,184,388
Beginning balance, value at Dec. 31, 2022	2,342,963	$ 37,469	$ 2,305,494
Beginning balance, units at Dec. 31, 2022		622,296	30,184,388
Net income	211,473
Ending balance, value at Jun. 30, 2023	2,551,358	$ 41,635	$ 2,509,723
Ending balance, units at Jun. 30, 2023		622,296	30,184,388
Beginning balance, value at Mar. 31, 2023	2,440,589	$ 39,420	$ 2,401,169
Beginning balance, units at Mar. 31, 2023		622,296	30,184,388
Cash distribution paid ($0.05 per unit-see Note 12)	(1,540)	$ (31)	$ (1,509)
Stock based compensation	1	0	1
Net income	112,308	2,246	110,062
Ending balance, value at Jun. 30, 2023	2,551,358	$ 41,635	$ 2,509,723
Ending balance, units at Jun. 30, 2023		622,296	30,184,388
Beginning balance, value at Dec. 31, 2023	2,770,452	$ 46,016	$ 2,724,436
Beginning balance, units at Dec. 31, 2023		622,296	30,184,388
Cash distribution paid ($0.05 per unit-see Note 12)	(1,540)	$ (31)	$ (1,509)
Net income	73,361	1,467	71,894
Ending balance, value at Mar. 31, 2024	2,842,273	$ 47,452	$ 2,794,821
Ending balance, units at Mar. 31, 2024		622,296	30,184,388
Beginning balance, value at Dec. 31, 2023	2,770,452	$ 46,016	$ 2,724,436
Beginning balance, units at Dec. 31, 2023		622,296	30,184,388
Net income	174,830
Ending balance, value at Jun. 30, 2024		$ 49,451
Ending balance, value at Jun. 30, 2024	2,937,202		$ 2,887,751
Ending balance, units at Jun. 30, 2024		622,296	30,083,850
Beginning balance, value at Mar. 31, 2024	2,842,273	$ 47,452	$ 2,794,821
Beginning balance, units at Mar. 31, 2024		622,296	30,184,388
Cash distribution paid ($0.05 per unit-see Note 12)	(1,540)	$ (31)	$ (1,509)
Acquisition of treasury units (see Note 8)	(5,000)	0	$ (5,000)
Acquisition of treasury units (see Note 8), units			(100,538)
Net income	101,469	2,030	$ 99,439
Ending balance, value at Jun. 30, 2024		$ 49,451
Ending balance, value at Jun. 30, 2024	$ 2,937,202		$ 2,887,751
Ending balance, units at Jun. 30, 2024		622,296	30,083,850